UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 6, 2004

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   40

FORM 13F INFORMATION TABLE VALUE TOTAL:   $108,662,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3172    38745 SH       SOLE                    38445        0      300
ALCOA INC COM                  COM              013817101     3216    92705 SH       SOLE                    92005        0      700
BANK NEW YORK INC COM          COM              064057102     3042    96557 SH       SOLE                    95507        0     1050
BRISTOL MYERS SQUIBB           COM              110122108     3575   147562 SH       SOLE                   146362        0     1200
CATERPILLAR, INC.              COM              149123101     3702    46822 SH       SOLE                    46472        0      350
CHEVRONTEXACO CORPORATION      COM              166764100     3436    39140 SH       SOLE                    38790        0      350
CITIGROUP INC.                 COM              172967101     4185    80943 SH       SOLE                    80243        0      700
CONAGRA INC COM                COM              205887102     3182   118110 SH       SOLE                   117210        0      900
CONOCOPHILLIPS COM             COM              20825C104     3706    53092 SH       SOLE                    52592        0      500
CONSOLIDATED EDISON INC COM    COM              209115104     2900    65760 SH       SOLE                    65260        0      500
DOW CHEMICAL COMPANY           COM              260543103     3268    81140 SH       SOLE                    80390        0      750
DU PONT E.I. DE NEMOURS        COM              263534109     2735    64782 SH       SOLE                    64182        0      600
EMERSON ELECTRIC CO.           COM              291011104     2777    46345 SH       SOLE                    45895        0      450
EXELON CORP                    COM              30161N101     3351    48660 SH       SOLE                    48260        0      400
EXXON MOBIL CORP               COM              30231G102     4548   109356 SH       SOLE                   108556        0      800
GENERAL ELECTRIC CO            COM              369604103     2963    97070 SH       SOLE                    96170        0      900
GENERAL MILLS, INC.            COM              370334104     2549    54600 SH       SOLE                    54100        0      500
GENERAL MOTORS CORP.           COM              370442105     3895    82690 SH       SOLE                    81990        0      700
HEWLETT PACKARD COMPANY        COM              428236103     3108   136090 SH       SOLE                   134890        0     1200
J.P. MORGAN CHASE & CO         COM              46625H100     3696    88115 SH       SOLE                    87215        0      900
KERR MCGEE CORP COM            COM              492386107     1702    33045 SH       SOLE                    32695        0      350
KIMBERLY-CLARK CORP            COM              494368103     3445    54600 SH       SOLE                    54100        0      500
LINCOLN NATIONAL CORP          COM              534187109     3435    72600 SH       SOLE                    71850        0      750
MARSH & MCLENNAN COS.          COM              571748102      278     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      274     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     2599    58812 SH       SOLE                    58162        0      650
NATIONAL FUEL GAS CO N J COM   COM              636180101     3667   149075 SH       SOLE                   147925        0     1150
PEOPLES ENERGY CORP            COM              711030106     2188    48995 SH       SOLE                    48645        0      350
PFIZER, INC.                   COM              717081103     2088    59560 SH       SOLE                    58810        0      750
PITNEY-BOWES INC               COM              724479100     2008    47115 SH       SOLE                    46615        0      500
PNC FINANCIAL SERVICES GROUP   COM              693475105      615    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     2986    28470 SH       SOLE                    28220        0      250
PUBLIC SERVICE ENTERPRS        COM              744573106      361     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3332   135770 SH       SOLE                   134620        0     1150
U S BANCORP                    COM              902973304     3431   124072 SH       SOLE                   123122        0      950
UNITED TECHNOLOGIES            COM              913017109     2067    23955 SH       SOLE                    23705        0      250
VERIZON COMMUNICATIONS         COM              92343V104      323     8828 SH       SOLE                     8828        0        0
WELLS FARGO NEW                COM              949746101     2467    43535 SH       SOLE                    42985        0      550
WEYERHAEUSER CO.               COM              962166104     3668    55995 SH       SOLE                    55595        0      400
WYETH                          COM              983024100      722    19220 SH       SOLE                    19220        0        0
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